UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

            2960 N Meridian St, Ste 300, Indianapolis, IN 46208

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St., Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	04/30

Date of reporting period:	10/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Toreador Large Cap Fund

Semi-Annual Report

October 31, 2008

Fund Adviser:

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

Toll Free (800) 343-5902

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-343-5902.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** Since Inception returns are reported as average annual rates.

*** The Russell 1000 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Fund operations) and held through October 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

2Companies included in the S&P 500 Index, the Russell 1000 Index or with market capitalization greater than $5 billion.

The Fund will invest primarily in stocks of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company included in the S&P 500 Index, included in the Russell 1000 Index, or with a market capitalization greater than $5 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from May 1, 2008 to October 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

Toreador Large Cap Fund	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period* May 1, 2008 – October 31, 2008
Actual	$1,000.00	$720.39	$6.50
Hypothetical**	$1,000.00	$1,017.64	$7.63

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Toreador Large Cap Fund
Schedule of Investments
October 31, 2008
(Unaudited)

Common Stocks - 92.49%	Shares	Value

Accident & Health Insurance - 0.68%
Unum Group	7,402	$ 116,581

Aircraft - 1.26%
Northrop Grumman Corp.	4,635	217,335

Aircraft Engines & Engine Parts - 1.49%
United Technologies Corp.	4,694	257,982

Aircraft Parts - 1.30%
General Dynamics Corp.	3,727	224,813

Biological Products (No Diagnostic Substances) - 2.63%
Amgen, Inc. (a)	7,577	453,787

Bottled & Canned Soft Drinks & Carbonated Waters - 1.87%
Coca-Cola Co. /The	7,320	322,519

Cable & Other Pay Television Services - 2.11%
DIRECTV Group, Inc. /The (a)	16,610	363,593

Computer Storage Devices - 0.61%
Seagate Technology	15,600	105,612

Crude Petroleum & Natural Gas - 2.48%
Apache Corp.	2,481	204,261
Devon Energy Corp.	2,760	223,174
		427,435

Electronic Components - 1.62%
Cisco Systems, Inc. (a)	15,747	279,824

Electronic Computers - 3.14%
Dell, Inc. (a)	19,537	237,375
International Business Machines Corp.	3,278	304,756
		542,131

Electric Services - 0.72%
Public Service Enterprise Group, Inc.	4,422	124,479

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2008
(Unaudited)

Common Stocks - 92.49% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 2.64%
ACE, Ltd.	2,345	$ 134,509
Allstate Corp. /The	2,215	58,454
Chubb Corp.	2,589	134,162
Travelers Companies, Inc. /The	3,011	128,118
		455,243

Household Appliances - 0.68%
Whirlpool Corp.	2,505	116,858

Industrial Inorganic Chemicals - 1.40%
Dow Chemical Co. /The	9,094	242,537

Industrial Instruments For Measurement, Display & Control - 3.35%
Danaher Corp.	5,538	328,071
Roper Industries, Inc.	5,505	249,652
		577,723

Investment Advice - 0.78%
Franklin Resources, Inc.	1,971	134,028

Life Insurance - 1.32%
CIGNA Corp.	5,320	86,716
MetLife, Inc.	2,419	80,359
Prudential Financial, Inc.	2,036	61,080
		228,155

Metal Mining Services - 0.93%
Freeport-McMoRan Copper & Gold, Inc.	5,500	160,050

National Commercial Banks - 4.63%
Bank of America Corp.	9,238	223,282
Citigroup, Inc.	18,989	259,200
JPMorgan Chase & Co.	7,692	317,295
		799,777

Natural Gas Distribution - 2.76%
MDU Resources Group, Inc.	10,251	186,671
UGI Corp.	12,132	289,591
		476,262

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2008
(Unaudited)

*See accompanying note which are an integral part of these financial statements.

Common Stocks - 92.49% - continued	Shares	Value

Oil & Gas Field Machinery & Equipment - 1.18%
Dresser-Rand Group, Inc. (a)	9,066	$ 203,078

Perfumes, Cosmetics & Other Toilet Preparations - 2.67%
Procter & Gamble Co.	7,149	461,396

Personal Credit Institutions - 0.88%
American Express Co.	5,536	152,240

Petroleum Refining - 5.21%
Chevron Corp.	3,823	285,196
ConocoPhillips	5,935	308,739
Valero Energy Corp.	14,863	305,881
		899,816

Pharmaceutical Preparations - 8.13%
Forest Laboratories, Inc. (a)	8,515	197,803
GlaxoSmithKline plc (b)	8,067	312,193
Johnson & Johnson	5,318	326,206
Sanofi-Aventis S.A. (b)	8,498	268,707
Watson Pharmaceuticals, Inc. (a)	11,409	298,574
		1,403,483

Public Building & Related Furniture - 0.60%
Johnson Controls, Inc.	5,869	104,057

Radio & TV Broadcasting & Communications Equipment - 1.59%
L-3 Communications Holdings, Inc.	3,380	274,355

Railroads, Line-Haul Operating - 1.63%
Burlington Northern Santa Fe Corp.	3,163	281,697

Retail - Auto & Home Supply Stores - 1.78%
AutoZone, Inc. (a)	2,413	307,151

Retail - Department Stores - 3.06%
Target Corp.	5,349	214,602
Wal-Mart Stores, Inc.	5,628	314,099
		528,701

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2008
(Unaudited)

Common Stocks - 92.49% - continued	Shares	Value

Retail - Drug Stores & Proprietary Stores - 1.24%
Walgreen Co.	8,415	$ 214,246

Retail - Family Clothing Stores - 1.28%
Kohl's Corp. (a)	6,282	220,687

Retail - Lumber & Other Building Materials Dealers - 1.44%
Home Depot, Inc.	10,566	249,252

Retail - Variety Stores - 1.53%
Costco Wholesale Corp.	4,635	264,241

Security Brokers, Dealers & Flotation Companies - 1.70%
Goldman Sachs Group, Inc. /The	2,095	193,787
Merrill Lynch & Co., Inc.	5,385	100,107
		293,894

Semiconductors & Related Devices - 1.25%
Texas Instruments, Inc.	10,992	215,003

Services - Computer Integrated Systems Design - 1.13%
Autodesk, Inc. (a)	9,126	194,475

Services - Computer Processing & Data Preparation - 1.17%
Fiserv, Inc. (a)	6,070	202,495

Services - Information Retrieval Services - 1.46%
Google, Inc. - Class A (a)	703	252,630

Services - Management Consulting Services - 1.43%
Accenture, Ltd. - Class A	7,450	246,222

Services - Medical Laboratories - 1.75%
Laboratory Corporation of America Holdings (a)	4,919	302,469

Services - Prepackaged Software - 4.74%
Adobe Systems, Inc. (a)	8,541	227,532
Microsoft Corp.	11,810	263,717
Oracle Corp. (a)	17,892	327,245
		818,494

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2008
(Unaudited)

Common Stocks - 92.49% - continued	Shares	Value

Services - Racing, Including Track Operation - 1.16%
International Speedway Corp. - Class A	6,400	$ 200,896

State Commercial Banks - 1.02%
Capital One Financial Corp.	4,480	175,258

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.12%
Nucor Corp.	4,772	193,314

Wholesale - Computers & Peripheral Equipment & Software - 1.25%
Ingram Micro, Inc. - Class A (a)	16,229	216,333

Wines, Brandy & Brandy Spirits - 1.48%
Constellation Brands, Inc. - Class A (a)	20,350	255,189

Women's Handbags & Purses - 1.21%
Coach, Inc. (a)	10,139	208,863

TOTAL COMMON STOCKS (Cost $21,147,512)		15,966,659

Exchange-Traded Funds - 5.92%
Energy Select Sector SPDR Fund	3,330	171,162
Financial Select Sector SPDR Fund	23,010	357,345
SPDR Trust-Series 1	5,090	492,865

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,229,991)		1,021,372

Money Market Securities - 3.70%
Huntington Money Market Fund - Investment Shares, 1.25% (c)	639,023	639,023

TOTAL MONEY MARKET SECURITIES (Cost $639,023)		639,023

TOTAL INVESTMENTS (Cost $23,016,526) - 102.11%		$ 17,627,054

Liabilities in excess of other assets - (2.11)%		(364,334)

TOTAL NET ASSETS - 100.00%		$ 17,262,720

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at October 31, 2008.

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Assets and Liabilities
October 31, 2008
(Unaudited)

Assets
Investments in securities, at market value (cost $23,016,526)	$ 17,627,054
Receivable for investments sold	1,508,035
Receivable for fund shares sold	386,576
Dividends receivable	25,655
Interest receivable	187
Prepaid expenses	5,821
Total assets	19,553,328

Liabilities
Payable for investments purchased	2,263,574
Payable for fund shares redeemed	999
Payable to Adviser (a)	6,572
Payable to trustees and officers	167
Payable to administrator, fund accountant, and transfer agent	6,936
Payable to custodian	1,814
Other accrued expenses	10,546
Total liabilities	2,290,608

Net Assets	$ 17,262,720

Net Assets consist of:
Paid in capital	$ 24,751,434
Undistributed net investment income	21,697
Accumulated undistributed net realized gain (loss) from investment transactions	(2,120,939)
Net unrealized appreciation (depreciation) on investments	(5,389,472)

Net Assets	$ 17,262,720

Shares outstanding (unlimited number of shares authorized)	2,326,958

Net Asset Value and offering price per share	$ 7.42

Redemption price per share* ($7.42 * 98%)	$ 7.27

* The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Operations
For the six months ended October 31, 2008
(Unaudited)

Investment Income
Dividend income	$ 154,865
Interest income	1,424
Total Investment Income	156,289

Expenses
Investment Adviser fee (a)	89,728
Transfer agent expenses	18,453
Administration expenses	15,879
Fund accounting expenses	10,081
Registration expenses	8,067
Auditing expenses	7,310
Legal expenses	6,554
Printing expenses	5,294
Custodian expenses	4,050
Pricing expenses	3,086
CCO expenses	3,025
Trustee expenses	2,420
Insurance expenses	719
Miscellaneous expenses	390
Total Expenses	175,056
Less: Fees waived and reimbursed by Adviser (a)	(40,464)
Net operating expenses	134,592
Net Investment Income (Loss)	21,697

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(2,125,503)
Change in unrealized appreciation/depreciation on investment securities	(4,013,120)
Net realized and unrealized gain (loss) on investment securities	(6,138,623)
Net increase (decrease) in net assets resulting from operations	$ (6,116,926)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund
Statements of Changes In Net Assets
	Six months
	ended
	October 31, 2008	Year ended
	(Unaudited)	April 30, 2008
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$ 21,697	$ (26,319)
Net realized gain (loss) on investment securities	(2,125,503)	23,968
Change in unrealized appreciation/depreciation on investment securities	(4,013,120)	(1,569,661)
Net increase (decrease) in net assets resulting from operations	(6,116,926)	(1,572,012)

Distributions
From net investment income	-	-
From net realized gains	-	(21,459)
Total distributions	-	(21,459)

Capital Share Transactions
Proceeds from Fund shares sold	7,181,197	16,865,721
Reinvestment of distributions	-	21,453
Amount paid for shares repurchased	(1,725,861)	(2,483,531)

Net increase (decrease) in net assets resulting from capital share transactions	5,455,336	14,403,643

Total Increase (Decrease) in Net Assets	(661,590)	12,810,172

Net Assets
Beginning of period	17,924,310	5,114,138

End of period	$ 17,262,720	$ 17,924,310

Accumulated net investment income
included in net assets at end of period	$ 21,697	$ -

Capital Share Transactions
Shares sold	778,352	1,529,252
Shares issued in reinvestment of distributions	-	2,026
Shares repurchased	(191,776)	(242,733)

Net increase (decrease) from capital share transactions	586,576	1,288,545

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund
Financial Highlights
(For a share outstanding during the periods)

	Six months ended		Year ended		Period ended
	October 31, 2008		April		April
	(Unaudited)		30, 2008		30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.30		$ 11.32		$10.00

Income from investment operations:
Net investment income (loss)	0.01		(0.02)		-	(b)
Net realized and unrealized gain (loss) on investments	(2.89)		(0.99)		1.32
Total from investment operations	(2.88)		(1.01)		1.32

Less Distributions to shareholders:
From net investment income	-		-		-	(c)
From net realized gains	-		(0.01)		-
Total distributions	-		(0.01)		-

Paid in capital from redemption fees	-	(d)	-	(d)	-	(d)

Net asset value, end of period	$7.42		$10.30		$ 11.32

Total Return (e)	-27.96%	(f)	-8.89%		13.21%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 17,263		$17,924		$5,114
Ratio of expenses to average net assets	1.50%	(g)	1.50%		1.50%	(g)
Ratio of expenses to average net assets
before waiver and reimbursement	1.95%	(g)	2.18%		12.78%	(g)
Ratio of net investment loss to
average net assets	0.24%	(g)	(0.17)%		(0.16)%	(g)
Ratio of net investment loss to
average net assets before waiver and reimbursement	(0.21)%	(g)	(0.85)%		(11.44)%	(g)
Portfolio turnover rate	63.01%		82.67%		122.43%

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.
(b) Net investment loss amounted to less than $0.005 per share.
(c) Net investment income distributed amounted to less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.

*See accompanying note which are an integral part of these financial statements.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

Toreador Large Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on June 2, 2006. The Fund’s investment objective is long-term capital appreciation. The Fund’s investment adviser is Toreador Research & Trading LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Effective May 1, 2007, the Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six months ended October 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by the U.S. Federal tax authorities for the 2006 and 2007 tax years.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

The following is a summary of the inputs used to value the Fund’s assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$17,627,054	$-
Level 2 – Other Significant Observable Inputs	$-	$-
Level 3 – Significant Unobservable Inputs	$-	$-
Total	$17,627,054	$-
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the six months ended October 31, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities - In March 2008, FASB issued the Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended October 31, 2008, the Adviser earned fees, before the waiver described below, of $89,728 from the Fund.

The Adviser has contractually agreed through August 31, 2009 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes, extraordinary expenses, any 12b-1 fees and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests), at 1.50% of average daily net assets. For the six months ended October 31, 2008, the Adviser waived management fees and/or reimbursed Fund expenses totaling $40,464. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at April 30, 2008, are as follows:

Subject to Repayment
Amount	Until April 30,
$ 124,763	2010
102,302	2011

In addition, fees waived during the six months ended October 31, 2008 totaling $40,464 may be subject to potential recoupment by the Adviser through April 30, 2012.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES –continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended October 31, 2008, Unified earned fees of $15,879 for administrative services provided to the Fund. As of October 31, 2008, the Fund owed Unified $2,879 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”), and the parent company of the principal distributor of the Fund. A Trustee of the Trust is a member of management of the Custodian. For the six months ended October 31, 2008, Huntington National Bank earned fees of $4,050 for custody services provided to the Fund. As of October 31, 2008, the Fund owed the Custodian $1,814 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended October 31, 2008, Unified earned fees of $7,682 from the Fund for transfer agent services provided to the Fund and $10,771 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended October 31, 2008, Unified earned fees of $10,081 from the Fund for fund accounting services provided to the Fund. As of October 31, 2008, the Fund owed Unified $1,297 for transfer agent services, $1,012 in reimbursement of out-of-pocket expenses and $1,748 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended October 31, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $1,424 was earned from the Huntington Money Market Fund for the six months ended October 31, 2008.

The Fund has adopted a plan under Rule 12b-1 pursuant to which the Fund is authorized to pay a fee of 0.25% to the Adviser or any broker-dealer or financial institution that assists the Fund in the sale and distribution of its shares or that provides shareholder servicing. The Plan has not yet been activated, although it may be activated at any time in the future (The Fund does not currently intend to activate the Plan prior to April 30, 2009). If the Plan is activated, the Fund will pay annual 12b-1 expenses of 0.25%.

NOTE 4. INVESTMENTS

For the six months ended October 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Amount
Purchases
U.S. Government Obligations	$ -
Other	16,618,065
Sales
U.S. Government Obligations	$ -
Other	11,356,483

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2008

(Unaudited)

NOTE 4. INVESTMENTS –continued

As of October 31, 2008 the net unrealized depreciation of investments for tax purposes was as follows:

Amount

Gross Appreciation	$ 119,763
Gross (Depreciation)	(5,509,235)

Net Depreciation
on Investments	$ (5,389,472)

At October 31, 2008, the aggregate cost of securities for federal income tax purposes was $23,016,526.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2008, Charles Schwab & Co., Inc. owned, for the benefit of its customers, 68.96% of the Fund. As a result, Charles Schwab & Co., Inc. may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid for the six months ended October 31, 2008. On December 17, 2008, the Fund paid a long-term capital gain distribution of $0.0036 per share to shareholders of record on December 16, 2008.

The tax characterization of distributions for the fiscal year ended April 30, 2008 and period ended April 30, 2007 are as follows:

	2008	2007

Ordinary Income	$ 21,459	$ 131
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	-
	$ 21,459	$ 131

As of April 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ -
Undistributed long-term capital gain	9,117
Unrealized depreciation	(1,380,905)
$ (1,371,788)

As of April 30, 2008, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $4,553.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 343-5902 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

Christopher E. Kashmerick, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

William J. Murphy, Assistant Treasurer

INVESTMENT ADVISER

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 25, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date:	1/7/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date:	1/7/2009

By	/s/ Christopher Kashmerick
Christopher Kashmerick, Treasurer

Date:	1/7/2009